Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The reason for the amendment is to update all signature dates on Form N-CSR/A filed on September 2, 2025 (Accession Number 0001193125-25-193851) which was submitted to amend the initial filing omission of the Schwab U.S. Treasury Money Fund, Ultra Shares annual report in Form N-CSR Item 1: Report(s) to Shareholders. No other information or disclosures contained in the Registrant’s Form N-CSR filed on March 4, 2025 (Accession Number 0001193125-25-045123), are being amended by this Form N-CSR/A and for ease of reference the entirety of the Form N-CSR including the correction of the omission mention are amended by this Form N-CSR/A.
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024